Interest Rate Swap and Freestanding Derivative - Schedule of Interest Rate Swap Designated as a Cash Flow Hedge (Detail) - Interest Rate Swap - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Derivative [Line Items]
Notional Amount	$ 11,110,484		$ 10,788,441
Fair Value	$ 1,407,135		$ 1,338,801
Pay Fixed	3.887%		3.887%
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Derivative [Line Items]
Effective Date	Apr. 15, 2020	Apr. 15, 2020
Maturity Date	Mar. 15, 2030	Mar. 15, 2030
Notional Amount	$ 11,110,484	$ 11,754,570
Fair Value	$ 1,407,135	$ 25,482
Pay Fixed	3.887%	3.887%
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | LIBOR
Derivative [Line Items]
Receive Rate	2.50%	2.50%